Fair Value (Fair Value Option for Residential Mortgage Loans) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Option, Quantitative Disclosures [Line Items]
Carrying value at estimated fair value	$ 53,722	$ 49,059
Residential mortgage loans — FVO
Fair Value, Option, Quantitative Disclosures [Line Items]
Unpaid principal balance	436	436
Difference between estimated fair value and unpaid principal balance	(122)	(128)
Carrying value at estimated fair value	314	308
Loans in non-accrual status	$ 122	$ 125